Promissory Note (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Disclosure of promissory note [Table Text Block]
	Year ended December 31,
	2022	2021
Promissory Note - beginning of period	$17,695	$16,629
Funding	10,000	1,066
Accretion and interest	171
Repayment	(17,833)
Promissory Note - end of period	$10,033	$17,695
Less: current portion	(10,033)	(17,695)
Non-current portion	$-	$-